UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21757

American Independence Funds Trust

(Exact name of registrant as specified in charter)

335 Madison Avenue, Mezzanine New York, NY	10017
(Address of principal executive offices)	(Zip code)

Eric M. Rubin
President and Principal Executive Officer
335 Madison Avenue, Mezzanine New York, NY  10017

(Name and address of agent for service)
with a copy to:
Jon Rand, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036-6797

Registrant's telephone number, including area code:	(212) 488-1331

Date of fiscal year end:	12/31/2008

Date of reporting period:	12/31/2008

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

December 31, 2008

The American Independence Funds	Annual Report

International Bond Fund

NOT FDIC Insured. May lose value. No bank guarantee.

This material must be accompanied or preceded by a prospectus. American Independence Funds Trust is distributed by Foreside Distribution Services, L.P.

American Independence Funds
Annual Report ─ December 31, 2008

President’s Letter to Shareholders	1
International Bond Fund Commentary	2
International Bond Fund Performance	3
Schedule of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14

Report of Independent Registered Public Accounting Firm	20

Additional Information
Portfolio Summary	21
Proxy Voting and Quarterly Reporting	21
Table of Shareholder Expenses	21
Trustees and Officers	22

American Independence Funds

January 30, 2009

Dear Shareholders:

I am pleased to present you with the Annual Report for the American Independence International Bond Fund (the “Fund”), a series of the American Independence Funds Trust (the “Trust”), for the fiscal year ended December 31, 2008.  The Fund acquired the assets and liabilities of the FFTW International Portfolio (“FFTW Portfolio”) through a reorganization approved by shareholders on November 21, 2008.  In 2009, the Fund intends to change its fiscal year end to October 31 to coincide with the fiscal year of the Trust.  The annual reports, as of October 31, 2008, of the other series of the Trust can be found in separate reports.  The following pages offer insight into the Fund’s performance, with the Portfolio Manager commenting on the specific factors that impacted the Fund during the reporting period and an outlook for the year to come.

This past year has certainly been a challenging one as we have witnessed an unsettling market environment that has affected all types of asset classes and sectors, both domestic and international.  The credit crisis, which started in the late summer of 2007, has caused a historical draining of liquidity in the bond markets, and consumer confidence has waned due to the current economic conditions: an ailing housing market, bailout of financial institutions and the auto industry, high unemployment, and a steady rise in inflation, which has given way to fears of deflation.  We saw record high oil prices during the past year, which have since come down in dramatic fashion, and the Federal Reserve has tried to quell the economic issues with a cut in short-term interest rates (essentially to zero) and using its powers to inject liquidity into the system in unprecedented fashion.

We are pleased to offer an international bond fund as part of the American Independence line-up.  In addition to adding this fund, we added an inflation-indexed fund.  You can learn more about the different funds in the Trust by visiting the funds’ website at www.aifunds.com.

We thank you for your continued support, and American Independence will continue to seek to provide additional services, improve existing ones, and build upon the existing strong foundation.  Please do not hesitate to contact us with any questions at 866-410-2006.  I hope to see the markets improve during 2009 and wish you a happy and healthy year.

Sincerely,

Eric M. Rubin

Past performance does not guarantee future results.

This material is authorized for distribution only when preceded or accompanied by a prospectus. American Independence Financial Services, LLC provides investment advisory and other services to the Funds and receives a fee for those services. The Funds are distributed by Foreside Distribution Services L.P. Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value. The views expressed in this Shareholder Letter and accompanying commentaries are through the end of the period covered by the report, as stated on the cover. These views are subject to change based on market and other conditions.

American Independence Funds

International Bond Fund Commentary

Dave Marmon – Portfolio Manager

Performance

2008 was a year in which the pursuit of opportunity in non government securities brought primarily risk. The Fund’s significant holdings in governments and its high quality bias as shown below were defensive strategies, adopted in recognition of the very difficult financial and economic environments which worsened as the year progressed.  Negative returns on a nominal basis and relative to the benchmark for the full calendar year were due largely to exposures to high quality holdings -- AAA rated Asset Backed and Commercial Mortgage Backed securities.  The Fund’s under weight to the corporate credit sector benefited performance, though emphasis on high quality bank and financial institution bonds more than offset that increment.  Interest rate strategies were successful, specifically duration over weights in the US and UK government bond markets as central banks reduced policy rates in attempts to revive flagging economies.

Outlook and Strategy

Global bond yields fell to historical lows during 2008’s fourth quarter - which has generally been regarded as the worst of the current crisis.  The spread of the financial crisis to the “real economy” has led to a more prolonged- and deeper-than-expected global recession, where economic data and forecasts are constantly revised downwards.  These fourth quarter developments were followed by aggressive policy responses.  The Federal Reserve reduced the Fed funds target to a low range of 0% – 0.25% and outlined a host of policy actions to narrow credit spreads in the hope of boosting lending to consumers and businesses.  The Bank of England (BoE) slashed interest rates in the fourth quarter three times from 5% to 2% and the European Central Bank lowered the main refinancing rate by 1.5% to 2.5%.  In this environment, the Fund remains over weight duration with a continued focus on high quality bonds.

American Independence Funds
International Bond Fund ─ Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on December 31, 1998. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of December 31, 2008	Annualized
	1 Year	5 Year	10 Year
International Bond Fund – Institutional Class	1.55%	3.87%	4.63%
Barclays Global Aggregate Index (ex USD)	4.39%	5.21%	4.73%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  To obtain performance information current to the most recent month-end, please call 866-410-2006, or go to www.aifunds.com.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the FFTW International Portfolio (the predecessor fund) on November 21, 2008.  In the reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund’s Institutional Class shares known as Advisor Class. As a result of the reorganization, the Fund will carry forward the performance history of the predecessor fund, as the predecessor fund is the accounting survivor.  The performance of the Institutional Class shares of the fund includes the performance of the predecessor fund’s Advisor Class shares prior to the reorganization, but has not been restated to reflect differences in expenses.  If the performance had been adjusted to reflect all differences in expenses, the performance of the fund would be higher.

The Barclays Global Aggregate Index (ex USD) is a broad-based measure of international investment-grade bond markets.  This index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in their underlying securities.

American Independence Funds

International Bond Fund
Schedule of Investments
December 31, 2008

	Coupon Rate	Maturity Date	Quantity		Value†
Asset-Backed Securities -- 15.2%
Credit Cards -- 9.4%
Citbank Credit Card Issuance Trust (United States)	5.375%	4/11/2011	EUR	650,000	$875,446
Citibank Credit Card Issuance Trust, Ser. 2004-A2, Class A, Reg S (FRN) (United States)	4.171%	5/24/2013	EUR	700,000	868,799
MBNA Credit Card Master Note Trust, Ser. 2004-A1 (United States)	4.500%	1/17/2014	EUR	1,000,000	1,200,711
MBNA Credit Card Master Note Trust, Series 2002-A2 Class A (United States)	5.600%	7/17/2014	EUR	1,100,000	1,457,432
					4,402,388
Home Equity Loans -- 0.0%*
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1 (FRN) (United States)	0.971%	5/25/2032	USD	26,195	23,113

Non-U.S. Residential -- 4.1%
Delphinus BV, Ser. 2003-1, Class A2, Reg S (FRN) (Netherlands)	4.122%	4/25/2093	EUR	1,000,000	1,376,146
Granite Master Issuer Plc, Ser. 2005-1, Class A5, Reg S (FRN) (United Kingdom)	2.932%	12/20/2054	EUR	347,289	305,830
RMAC Plc., Series 2004-NS3X, Class A2A, Reg S (FRN) (United Kingdom)	5.914%	12/12/2036	GBP	70,305	82,268
RMAC Plc., Series 2004-NSP4, Class A2, Reg S (FRN) (United Kingdom)	3.376%	12/12/2036	GBP	95,988	119,844
Southern Pacific Securities, Ser. 2005-1X, Class A2A, Reg S (FRN) (United Kingdom)	3.638%	6/10/2043	EUR	33,078	43,995
					1,928,083
Other ABS -- 1.7%
Okeanos Investment Corp. Ltd, Ser. 1, Class RB, Res S (FRN) (Singapore)	1.650%	3/30/2011	USD	400,000	389,500
Vesta Investment Corp. Ltd., Ser. 2007-1, Class RB, Reg S (FRN) (Singapore)	3.706%	10/25/2009	USD	400,000	386,000
					775,500

Total Asset-Backed Securities (Cost -- $7,028,883)					7,129,084

Corporate Obligations -- 16.1%
Automobile Manufacturing -- 0.9%
BMW Finance NV (EMTN) (Netherlands)	3.875%	4/6/2011	EUR	130,000	176,149
Daimler Chrysler NA (EMTN) (United States)	4.125%	11/18/2009	EUR	180,000	246,531
					422,680
Communications -- 0.5%
Bertelsmann U.S. Finance (EMTN) (United States)	4.625%	6/3/2010	EUR	160,000	221,542

Diversified Holding Company -- 0.9%
Clerical Medical Finance Plc (VRN) (United Kingdom)^	4.250%	6/24/2015	EUR	290,000	186,769
EADS Finance BV (EMTN) (Netherlands)	4.625%	3/3/2010	EUR	180,000	249,490
					436,259

American Independence Funds

International Bond Fund
Schedule of Investments - continued
December 31, 2008

	Coupon Rate	Maturity Date	Quantity		Value†
Financial -- 10.5%
Banking -- 10.4%
Bank of Scotland (EMTN) (United Kingdom)	5.500%	7/27/2009	EUR	360,000	$495,707
Bank of Scotland (EMTN) (United Kingdom)	5.500%	10/29/2012	EUR	350,000	453,091
Barclays Bank Plc (United Kingdom)	4.250%	10/27/2011	EUR	360,000	514,113
Credit Suisse London (Switzerland)	6.125%	8/5/2013	EUR	350,000	497,852
Danske Bank A/S (EMTN) (VRN) (Denmark)	5.125%	11/12/2012	EUR	100,000	133,290
HSBC (EMTN) (France)	5.750%	6/19/2013	EUR	350,000	511,200
JPMorgan Chase Bank (VRN) (United States)	4.625%	5/31/2017	EUR	100,000	121,464
JPMorgan Chase & Co. (VRN) (United States)	4.375%	11/12/2019	EUR	100,000	114,053
KFW (EMTN) (Germany)	4.000%	4/8/2011	EUR	730,000	1,048,932
Lloyds TSB Capital One (VRN) (Jersey)^	7.375%	2/7/2012	EUR	140,000	140,812
RBS Capital Trust A (VRN) (United Kingdom)^	6.467%	6/30/2012	EUR	180,000	115,667
RBS Capital Trust C (VRN) (United Kingdom)^	4.243%	1/12/2016	EUR	160,000	97,540
San Paolo IMI (EMTN) (Italy)	6.375%	4/6/2010	EUR	280,000	394,953
Skandinaviska Enskilda (EMTN) (VRN) (Sweden)	4.125%	5/28/2015	EUR	170,000	230,367
					4,869,041
Insurance – 0.1%
Muncih RE (VRN) (Germany)^	5.767%	6/12/2017	EUR	50,000	45,149

Industrial – 0.5%
BPB Plc (France)	6.500%	3/17/2010	EUR	120,000	163,067
Rolls Royce Plc (EMTN) (United Kingdom)	4.500%	3/16/2011	EUR	60,000	82,540
					245,607
Pharmaceuticals – 0.5%
Merck-Finanz (Germany)	3.750%	12/7/2012	EUR	190,000	250,858

Utilities – 2.2%
Oil & Gas – 0.6%
Dong Energy A/S (EMTN) (Denmark)	4.625%	6/21/2011	EUR	100,000	135,893
Gaz Capital (Gazprom) (EMTN), Reg S (Russian Federation)	5.030%	2/25/2014	EUR	190,000	165,887
					301,780
Telecommunications – 1.6%
France Telecom (France)	7.000%	12/23/2009	EUR	180,000	257,690
SES S.A. (EMTN) (Luxembourg)	4.000%	3/15/2011	EUR	180,000	238,609
Telecom Italia Capital (EMTN) (Italy)	7.500%	4/20/2011	EUR	170,000	235,056
					731,355
Total Corporate Obligations (Cost -- $7,746,805)					7,524,271

Mortgage-Backed Securities – 7.2%
Collateralized Mortgage Obligation (CMO) – 2.9%
Arena BV, Ser. 2003-I, Class A2, Reg S (FRN) (Netherlands)	4.300%	5/19/2055	EUR	1,000,000	1,347,520

American Independence Funds

International Bond Fund
Schedule of Investments - continued
December 31, 2008

	Coupon Rate	Maturity Date	Quantity		Value†
Commercial Mortgage-Backed Securities -- 4.3%
Bank of America Commercial Mortgage Securities Inc., Ser. 2006-2, Class A4 (VRN) (United States)	5.739%	5/10/2045	USD	450,000	$367,531
Greenwich Capital Mortgage Funding Corp., Ser. 2007-GG9, Class A4 (United States)	5.444%	3/10/2039	USD	490,000	372,955
GS Mortgage Securities Corporation II, Ser. 2006-GG6, Class A4 (VRN) (United States)	5.553%	4/10/2038	USD	380,000	307,770
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A4 (United States)	5.372%	9/15/2039	USD	560,000	439,323
Morgan Stanley Capital One, Ser. 2004-T15, Class A4 (VRN) (United States)	5.270%	6/13/2041	USD	290,000	247,797
Morgan Stanley Dean Witter Commercial Mortgage Securities Inc., Ser. 2001-TOP5, Class A4 (United States)	6.390%	10/15/2035	USD	290,000	279,906
					2,015,282

Total Mortgage-Backed Securities (Cost -- $3,618,029)					3,362,802

Sovereign Obligations -- 54.5%
Australia -- 0.4%
Australian Government Bond	5.250%	3/1/2019	AUD	210,000	165,005

Belgium -- 2.8%
Belgian Government Bond	4.000%	3/28/2018	EUR	930,000	1,329,035

Canada -- 0.7%
Canadian Government Bond	5.000%	6/1/2037	CAD	308,000	323,620

France -- 2.9%
France O.A.T.	4.000%	9/12/2009	EUR	830,000	1,176,783
France O.A.T.	5.000%	4/25/2012	EUR	20,000	30,086
France O.A.T.	5.000%	10/25/2016	EUR	65,000	101,853
France O.A.T.	5.750%	10/25/2032	EUR	27,000	48,063
					1,356,785
Germany -- 1.5%
Bundesrepublik Deutschland	4.500%	1/4/2013	EUR	30,000	45,290
Bundesrepublik Deutschland	6.500%	7/4/2027	EUR	55,000	104,683
Bundesrepublik Deutschland	4.000%	1/4/2037	EUR	355,000	531,342
					681,315
Italy -- 2.2%
Buoni Poliennali del Tesoro	4.500%	8/1/2018	EUR	235,000	332,122
Buoni Poliennali del Tesoro	5.750%	2/1/2033	EUR	470,000	702,062
					1,034,184

American Independence Funds

International Bond Fund
Schedule of Investments - continued
December 31, 2008

	Coupon Rate	Maturity Date	Quantity		Value†
Japan -- 28.3%
Japanese Government Bond, Ser. 2	0.900%	7/15/2010	JPY	500,000,000	$5,553,034
Japanese Government Bond, Ser. 25	2.300%	12/20/2036	JPY	55,000,000	668,669
Japanese Government Bond, Ser. 279	2.000%	3/20/2016	JPY	99,000,000	1,184,282
Japanese Government Bond, Ser. 293	1.800%	6/20/2018	JPY	102,000,000	1,196,172
Japanese Government Bond, Ser. 70	0.800%	3/20/2013	JPY	293,000,000	3,253,803
Japanese Government Bond, Ser. 90	2.200%	9/20/2026	JPY	114,000,000	1,352,586
					13,208,546
Netherlands -- 1.2%
Netherlands Government Bond	5.500%	7/15/2010	EUR	395,000	574,525

Poland -- 0.5%
Poland Government Bond, Ser. 1015	6.250%	10/24/2015	PLN	640,000	225,498

Singapore -- 1.7%
Singapore Government Bond	4.000%	9/1/2018	SGD	1,000,000	816,929

United Kingdom -- 12.3%
U.K. Treasury Bond	4.500%	3/7/2013	GBP	3,115,000	4,916,441
U.K. Treasury Bond	4.000%	9/7/2016	GBP	60,000	93,930
U.K. Treasury Note	4.500%	3/7/2019	GBP	2,000	3,229
U.K. Treasury Bond	4.250%	12/7/2055	GBP	440,000	731,311
					5,744,911

Total Sovereign Obligations (Cost -- $23,483,507)					25,460,353
			Shares
Money Market Fund -- 0.8%
Dreyfus Cash Management (Cost -- $355,750)	1.540%			355,750	355,750

Total Investments (Cost -- $42,232,980) -- 93.8%					43,832,260
Other Assets Less Liabilities -- 6.2%					2,905,928
Net Assets -- 100.0%					$46,738,188

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at December 31, 2008 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$3,442,529	($1,878,632)	$1,563,897	$42,268,363

See Notes to Financial Statements

American Independence Funds

International Bond Fund
Schedule of Investments - continued
December 31, 2008

Futures Contracts – 0.2%

Number of Contracts	Futures Contract	Notional Value	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
9	March 2009 10-Year Canadian Bond	$937,728	$10,283
21	March 2009 Euro BOBL	3,409,108	24,446
15	March 2009 Euro Bund	2,615,911	10,797
10	March 2009 Euro BUXL	1,434,937	(54,500)
9	March 2009 Long Gilt	1,621,405	68,868
2	March 2009 Japan 10-Year	3,088,895	17,393

Futures Contracts Sold
(5)	March 2009 Euro Schatz	750,646	(2,105)
			$75,182

Forward Foreign Exchange Contracts –1.0%

					Unrealized
	Contract To				Appreciation/
Value Date	Receive		Deliver		(Depreciation)
02/25/09	AUD	513,850	USD	333,181	$30,510
02/25/09	CAD	2,703,139	USD	2,197,327	25,248
02/25/09	DKK	5,450,769	USD	939,344	80,939
02/25/09	EUR	13,193,797	USD	16,861,789	1,544,226
02/25/09	EUR	270,000	JPY	33,444,710	7,508
02/25/09	GBP	626,711	USD	927,219	(13,486)
02/25/09	JPY	1,569,190,130	USD	16,414,123	906,242
02/25/09	KRW	2,190,096,942	USD	1,500,066	249,103
02/25/09	MXN	3,643,889	USD	264,241	(3,030)
02/25/09	NOK	1,740,856	USD	247,879	1,880
02/25/09	NZD	586,174	USD	315,890	26,626
02/25/09	PLN	1,632,180	USD	541,348	7,643
02/25/09	SEK	11,012,333	USD	1,361,564	45,525
02/25/09	USD	125,346	AUD	200,000	(16,209)
02/25/09	USD	774,820	CAD	967,615	(20,772)
02/25/09	USD	609,664	DKK	3,553,430	(55,472)
02/25/09	USD	16,608,547	EUR	12,910,082	(1,401,670)
02/25/09	USD	3,864,105	GBP	2,586,320	93,300
02/25/09	USD	14,487,161	JPY	1,384,667,569	(796,486)
02/25/09	USD	860,191	KRW	1,255,878,700	(142,844)
02/25/09	USD	169,904	NOK	1,193,233	(1,289)
02/25/09	USD	329,536	NZD	611,497	(27,776)
02/25/09	USD	431,346	PLN	1,300,520	(6,090)
02/25/09	USD	893,212	SEK	7,224,296	(29,865)
02/25/09	USD	638,981	SGD	964,584	(34,644)
02/25/09	USD	159,659	ZAR	1,642,893	(11,317)
02/25/09	ZAR	2,947,595	USD	286,452	20,304
					$478,104

See Notes to Financial Statements

American Independence Funds

International Bond Fund
Schedule of Investments - continued
December 31, 2008

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EMTN	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FRN	Floating Rate Note
GBP	Great British Pound
JPY	Japanese Yen
KRW	Republic of Korea (South Korea) Won
MXN	Mexican (New) Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish (New) Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
VRN	Variable Rate Note
ZAR	South African Rand
USD	United States Dollars
________________
†	See securities valuation policy in Note 2 to the Financial Statements.
^	Perpetual bond. Maturity date shown is next call date.
‡	Interest rate shown represents yield to maturity at date of purchase.
Reg. S
In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144a. These securities are valued at $5,085,789, or 10.9% of net assets.

*	Rounds to less than 0.1%

Fair Value Hierarchy under FAS 157 at December 31, 2008

	Quoted Prices in Active Markets for Identical Securities	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset-Backed Securities	$--	$7,129,084	$--
Corporate Obligations	--	7,524,271
Mortgage-Backed Securities	--	3,362,802
Sovereign Obligations	--	25,460,353
Short-Term Securities	--	355,750
Total Investments in Securities	$--	$43,832,260	$--
Foreign Forward Currency Exchange Contracts	$--	$478,104	$--
Futures	$75,182	$--	$--
Total	$75,182	$44,310,364	$--

See Notes to Financial Statements

American Independence Funds

International Bond Fund
Statement of Assets and Liabilities
December 31, 2008

Assets

Investments in securities, at value (cost $42,232,980)	$43,832,260
Cash on deposit at broker	280,000
Foreign currency, at value (cost $2,198,083)	2,151,091
Receivable for securities sold	1,282,218
Interest receivable	694,581
Unrealized appreciation of forward foreign exchange contracts (Note 8)	3,052,662
Prepaid expenses	936
Variation margin receivable	131,787
Other receivables	50,282
Total assets	51,475,817

Liabilities
Payable for fund shares redeemed	140,681
Payable to broker	1,865,847
Variation margin payable	56,605
Unrealized depreciation of forward foreign exchange contracts (Note 8)	2,574,558
Payable to investment advisor	10,561
Accrued expenses and other liabilities	89,377
Total liabilities	4,737,629
Net Assets	$46,738,188
Shares Outstanding (par value $0.001)	5,880,150
Net Asset Value Per Share	$7.95

Components of Net Assets as of December 31, 2008 were as follows:
Paid-in capital	$41,842,018
Accumulated net investment income	2,691,650
Accumulated net realized gain on investments, financial futures contracts, and foreign currency-related transactions	111,687
Net unrealized appreciation on investments, financial futures contracts and translation of other assets, and liabilities denominated in foreign currency	2,092,833
Net Assets	$46,738,188

See Notes to Financial Statements

American Independence Funds

International Bond Fund
Statement of Operations
December 31, 2008

Investment Income
Interest	$2,052,223

Expenses
Investment advisory fees (Note 3)	233,936
Administration fees	43,626
Custodian and accounting fees (Note 3)	79,702
Trustees fees and expenses	36,160
Audit fees	31,491
Legal fees	23,878
Transfer agent fees	7,021
Registration fees	57,639
Chief Compliance Officer fees (Note 3)	23,112
Insurance expense	15,904
Shareholder report printing expenses	7,681
Other fees and expenses	28,793
Total operating expenses	588,943
Waiver of investment advisory fees (Note 3)	(2,265)
Operating expenses, net	586,678
Investment income, net	1,465,545

Net Realized and Unrealized Gain (Loss) on Investments, Financial Futures Contracts and Foreign Currency-Related Transactions
Net realized gain on investments	803,331
Net realized gain on financial futures contracts	210,591
Net realized gain on foreign currency-related transactions	2,171,247
Net change in unrealized appreciation/depreciation on investments	(3,347,879)
Net change in unrealized appreciation/depreciation on financial futures contracts	329,857
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	(20,947)
Net realized and unrealized gain (loss) on investments, financial futures contracts and foreign currency-related transactions	146,200
Net Increase in Net Assets Resulting from Operations	$1,611,745

See Notes to Financial Statements

American Independence Funds

International Bond Fund
Statements of Changes in Net Assets

	For the Years Ended December 31,
	2008	2007
Increase (Decrease) in Net Assets From Operations
Investment income, net	$1,465,545	$2,286,847

Net realized gain on investments, financial futures contracts and foreign currency-related transactions	3,185,169	604,806
Net change in unrealized appreciation (depreciation) on investments, financial futures contracts and on translation of assets and liabilities denominated in foreign currency	(3,038,969)	2,550,581
Net increase in net assets resulting from operations	1,611,745	5,442,234

Distributions to Shareholders
From investment income, net	(2,238,839)	(1,780,116)

Capital Share Transactions, Net	(21,218,526)	(23,077,383)
Total decrease in net assets	(21,845,620)	(19,415,265)

Net Assets
Beginning of Year	68,583,808	87,999,073
End of Year	$46,738,188	$68,583,808

Undistributed Investment Income, Net	$2,691,650	$272,103

Capital Transactions:
Proceeds from shares issued	$15,277,495	$33,120,153
Dividend reinvested	2,211,602	1,679,498
Cost of shares redeemed	(38,707,623)	(57,877,034)
Net decrease in net assets from capital share transactions	$(21,218,526)	$(23,077,383)

Share Transactions:
Issued	1,803,237	4,317,638
Reinvested	279,551	217,338
Redeemed	(4,601,777)	(7,692,671)
Change in shares	(2,518,989)	(3,157,695)

See Notes to Financial Statements

American Independence Funds

International Bond Fund
Financial Highlights

	For the Years Ended December 31,
For a share outstanding throughout the period:	2008	2007	2006	2005	2004
Per Share Data
Net asset value, beginning of period	$8.17	$7.61	$7.30	$9.09	$8.81
Increase (Decrease) From Investment Operations
Investment income, net	0.22	0.23	0.22 *	0.22 *	0.21 *
Net realized and unrealized gain (loss) on investments, financial futures contracts and foreign currency related transactions	(0.10)	0.53	0.27	(1.08)	0.77
Total from investment operations	0.12	0.76	0.34	(0.86)	0.98
Less Distributions
From investment income, net	(0.34)	(0.20)	(0.01)	(0.62)	(0.62)
From net realized gain on investments, and financial futures contracts and foreign currency related transactions	-	-	-	(0.10)	(0.08)
From return of capital	-	-	(0.17)	(0.21)	-
Total distributions	(0.34)	(0.20)	(0.18	(0.93)	(0.70)
Net asset value, end of period	$7.95	$8.17	$7.61	$7.30	$9.09

Total Return	1.55%	10.04%	6.93%	(9.77)%	12.17%

Ratios/Supplemental Data
Net assets, end of period (000's)	$46,738	$68,584	$87,899	$74,589	$82,880
Ratio of operating expenses to average net assets, exclusive of interest expense (a)	1.01%	0.92%	0.81%	0.75%	0.76%
Ratio of operating expenses to average net assets, inclusive of interest expense (a)	1.01%	0.92%	0.81%	0.75%	0.76%
Ratio of net investment income to average net assets (a)	2.51%	3.30%	2.93%	2.68%	2.44%
Decrease in above expense ratios due to waiver of investment advisory fees	0.00% †	N/A	N/A	N/A	N/A
Portfolio Turnover	154%	147%	61%	79%	221%

(a) Net of waivers and reimbursements.
* Calculation based on average shares outstanding.
† Rounds to less than 0.01%.

See Notes to Financial Statements

American Independence Funds

Notes to Financial Statements
December 31, 2008

1.	Organization

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

As of December 31, 2008, the Trust offered thirteen (13) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the International Bond Fund (the “Fund”). The financial statements for the other twelve funds can be found in separate reports.

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The Trust offers three classes of shares: Class A, Class C and Institutional Class. Each share class is identical except as to distribution and service fees borne by each class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in the Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund. Prior to the November 21, 2008 reorganization of the Fund, the predecessor fund offered Advisor Class and Investor Class shares. The Investor Class shares of the predecessor fund (FFTW International Portfolio) reorganized into the Institutional Class shares of the International Bond Fund.  The Investor Class of the predecessor fund had not commenced operations at the time of the reorganization.  As of December 31, 2008, the Class A and Class C shares of the Fund had not commenced operations.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  The Fund believes that the estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by the Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

American Independence Funds

2.	Significant Accounting Policies (continued):

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) or the Sub-Adviser in accordance with guidelines approved by the Trust’s Board of Trustees. The Fund typically values securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Fund may value securities according to methods that are approved by the Funds’ Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Fund may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a Fund’s value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

Securities Purchased on a When-issued Basis

The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Repurchase Agreements

The Fund may enter into repurchase agreements with financial institutions, such as banks or broker-dealers which AIFS deems creditworthy. Under a repurchase agreement the Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements are fully collateralized, and the values of the collateral, including accrued interest, are marked-to-market daily. If the seller should default on its obligation to repurchase the securities, the Fund may experience a loss of income, a decrease in the value of any collateral, problems in exercising its rights to the underlying securities, and costs and time delays in connection with the disposition of such securities.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains and/or losses are allocated among the classes based upon the proportion of relative net assets.

Expenses

Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

Distributions from net investment income for the Fund are declared and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

American Independence Funds

2.	Significant Accounting Policies (continued):

Federal Income Taxes

The Trust treats each fund as a separate entity for federal income tax purposes. The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

Adoption of FIN 48 was applied to all open tax years as of December 31, 2007.  The adoption of FIN 48 did not have an effect on the net asset value, financial condition or results of operations of the Fund as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund.  As of and during the period ended December 31, 2008, the Fund did not have a liability for any unrecognized tax benefits.  Management’s determinations regarding FIN 48 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115".  SFAS No. 159 permits an entity to elect fair value as the initial and subsequent measurement attribute for many of assets and liabilities for which the fair value option has been elected and similar assets and liabilities measured using another measurement attribute.  SFAS No. 159 becomes effective for financial statements issued for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years; therefore, it is applicable to the Fund’s financial statements for the upcoming fiscal year beginning January 1, 2009.  The Fund does not believe that the adoption of SFAS No. 159 will have a material impact on its financial statements.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133".  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why and the entity uses derivatives, how derivatives are accounted for, and how derivatives affect an entity’s financial position and results of operations.  SFAS No. 161 becomes effective for financial statements issued for fiscal years beginning after November 15, 2008 and for interim periods within those fiscal years.  Therefore, the Fund ise required to adopt SFAS No. 161 for financial statements for the fiscal year beginning January 1, 2009.  The Fund is currently assessing the impact that the adoption of SFAS No. 161 will have on their financial statements.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements”

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157” or “Statement”) effective as of January 1, 2008.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, framework for measuring fair value, and the expanded disclosures about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  The principal impact from the adoption of SFAS 157 is the reporting of the fair values of the Fund’s investments disaggregated into the three hierarchical levels defined by the Statement:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

This disaggregate reporting required by SFAS 157 is done in a table found at the end of the Schedule of Investments.  The amounts reported in that schedule defines “fair value” as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market in which that investment is transacted.

American Independence Funds

3.	Related Party Transactions:

AIFS serves as an investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and AIFS, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentage of the Fund’s average daily net assets at a rate of 0.40%. The Adviser is responsible for the investment management oversight in its role as investment adviser to the Fund.

The Fund has engaged Fischer Francis Trees & Watts, Inc., and its affiliates, as sub-adviser for the Fund.  Fischer Francis Trees & Watts, Inc. is a New York corporation and its three affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fisher Francis Trees & Watts, PTD Ltd, a Singapore corporation, and Fischer Francis Trees & Watts, Ltd Kabushiki Kasha, a Japanese corporation, are collectively referred to as “FFTW’.  The agreements between FFTW and AIFS on behalf of the Trust were approved by shareholders at the meeting held on November 21, 2008.

AIFS has contractually agreed to waive a portion of its management fee and to reimburse expenses in order to maintain total operating expenses of the Fund’s Institutional Class at not more than 0.89% of average annual net assets of that class, effective through March 31, 2013, and 1.14% and 1.89% of average annual net assets of Class A and Class C, respectively, effective through March 31, 2009.

Prior to November 22, 2008, FFTW served as the investment adviser to the predecessor fund of the International Bond Fund pursuant to an investment advisory agreement between FFTW and the predecessor fund.  Under that agreement, the predecessor fund paid a monthly fee for advisory services received computed daily at the annual rate of 0.40% of the predecessor fund’s average daily net assets.

AIFS also provides certain administrative services necessary for the Fund’s operations. The Fund is charged a fee for the services provided, and this fee is calculated based on the Fund’s average daily net assets at annual rate of 0.125%.

AIFS has entered into an agreement with Vastardis Fund Services LLC (“Vastardis”) whereby Vastardis provides the Fund with sub-administration services pursuant to an administrative services agreement approved by the Board. For the services it provides, Vastardis earns a fee based on the aggregate net assets of all Funds in the Trust, at the following annual fee rates:

Based on Average Daily Net Assets of	Fee Rate
Up to $3 billion	0.050%
In excess of $3 billion but not exceeding $5 billion	0.040%
In excess of $5 billion	0.030%

Other principal service providers of the Fund include the following:

JP Morgan Worldwide Securities Services (“JP Morgan”) serves as the Trust’s fund accounting agent.  Prior to May 10, 2008, State Street Bank and Trust Company served as the fund accounting agent to the Fund.

Foreside Distribution Services, L.P. is the Trust’s distributor pursuant to a distribution agreement approved by the Board.

The Trust has contracted with Alaric Compliance Services LLC (“Alaric”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act.  Alaric has designated Peter Wilson as the Trust’s Chief Compliance Officer.  For these services, the Trust pays Alaric a monthly fee, plus any out-of-pocket expenses.  The Fund pays a pro rata portion of the fees based on its share of the fund’s average monthly net assets.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services of the Class A and Class C assets, and up to 0.25% for distribution expenses, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets.

4.	Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In the event of a liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

American Independence Funds

5.	Securities Transactions:

Purchase costs and proceeds from sales of investment securities, other than short-term investments, for the year ended December 31, 2008 for the Fund, were as follows:

Purchase Cost of		Proceeds from Sales of
Investment Securities	U.S. Government Securities	Investment Securities	U.S. Government Securities
76,385,505	3,568,067	93,325,026	6,125,218

6.	Federal Income Tax Information:

The tax character of dividends paid to shareholders during the years ended December 31 was as follows:

	Dividends paid from
Year Ended	Ordinary Income	Net Long- Term Gains	Total Taxable Distributions	Tax Exempt Dividends	Total Distributions Paid
2008	2,238,839	-	2,238,839	-	2,238,839
2007	1,780,116	-	1,780,226	-	1,780,226

As of December 31, 2008 the components of accumulated earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Other Timing Differences	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/ (Deficit)
6,000,982	925,457	-	-	(1,066,831)	(963,438)	4,896,170

As of December 31, 2008, the Fund utilized all of its net capital loss carry-forward of $258,416 from prior years.

7.	Financial Futures Contracts

The Fund may enter into financial futures contracts to hedge its interest rate and foreign currency risk.  Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Fund to "mark to market" open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day's trading.  Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities.

The details of the Fund’s open futures contracts at December 31, 2008 are contained at the end of the Fund’s Schedule of Investments.

American Independence Funds

8.	Forward Foreign Exchange Contracts

The Fund may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings with counterparties which the Fund’s Adviser has deemed creditworthy. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. These contracts are valued daily, and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities and in the Statement of Operations as unrealized gains and losses. Realized gain or loss arising from the difference between the value of the contract at the time it was opened and the time it was closed is included in net realized gains or losses on foreign currency-related transactions in the Statement of Operations. The Fund’s custodian will place and maintain cash not available for investment, U.S. government securities, or other appropriate liquid, unencumbered securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund’s commitments under certain open forward foreign exchange contracts (see Note 9). Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund may enter into foreign currency transactions on the spot markets (foreign currency transactions that settle in two days) in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts.

The details of the Fund’s outstanding forward foreign exchange contracts at December 31, 2008 are contained at the end of the Schedule of Investments.

9.	Segregation of Assets

Fund policy requires the custodian to segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund’s custodian has been instructed to segregate all assets on a settled basis. The Fund will not enter into transactions deemed to create leverage in excess of the Fund's ability to segregate up to 100% of its settled liquid assets.

10.	Subsequent Events

Effective January 1, 2009, the Fund changed its fiscal year end to October 31 from December 31.

American Independence Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
American Independence Funds Trust:

We have audited the accompanying statement of assets and liabilities of American Independence International Bond Fund (the “Fund”), including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the year ended December 31, 2004 were audited by other auditors.  Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 28, 2005.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Independence International Bond Fund as of December 31, 2008, and the results of its operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Grant Thornton LLP
Chicago, Illinois
March 2, 2009

American Independence Funds

Additional Fund Information (Unaudited)

Portfolio Summary.  The American Independence Funds invested, as a percentage of net assets, in the following as of December 31, 2008.

Classification	% of Net Assets
Sovereign Obligations	54.5%
Corporate Obligations	16.1
Asset-Backed Securities	15.2
Mortgage-Backed Securities	7.2
Short-Term Securities	0.8
Financial Futures Contracts	0.2
Forward Foreign Exchange Contracts	1.0
Other Assets in Excess of Other Liabilities	5.0
100.0%

Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Reporting

Schedule of Portfolio Investments as of March 31 and September 30 are available without charge on the Securities and Exchange Commission's website at http://www.sec.gov.

Approval of Investment Advisory Agreements

The advisory and sub-advisory agreements were last approved by shareholders at a meeting held November 21, 2008.

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested on July 1, 2008 and held for the entire period from July 1, 2008 through December 31, 2008.

International
			Operating
	Beginning	Ending	Expense
	Amount	Value	Incurred*
(1) Actual	$1,000.00	$984.70	$5.80
(2) Hypothetical	1,000.00	1,019.29	5.92

*
Expenses are calculated using the annualized expense, net of waivers, for the six months ended December 31, 2008 of 1.16%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Information about the Trustees and Officers

Information pertaining to the Trustees and Officers of the Trust is set forth below. The address for each Trustee and Officer is 335 Madison Avenue, Mezzanine, New York, NY 10017 unless otherwise stated. Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information and is available, without charge, upon request, by calling 1-866-410-2006.

INDEPENDENT TRUSTEES
Name, Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
Terry L. Carter* (2) Age: 59	Trustee	Indefinite	Retired. Director, QuikTrip Corporation (2008-Present). Formerly President of QuikTrip Corporation (1980-2008)	13	None
Joseph Hankin* (1) Age: 67	Trustee	Indefinite	President, Westchester Community College since 1971	13	None
Jeffrey Haas*(1) Age: 46	Trustee	Indefinite	Professor of Law, New York Law School 1996-Present	13	None
Thomas F. Kice*(2) Age: 58	Trustee	Indefinite	President of Kice Industries, Inc.	13	None
George Mileusnic*(2) Age: 53	Trustee	Indefinite	Retired. Formerly, Chief Financial Officer of Caribou Coffee, Inc. (2001-2008). Chief Financial Officer of Dean and DeLuca (2000-2001). Executive Vice President of The Coleman Company (September 1989 - September 1998).	13	None
Peter Ochs*(3) Age: 57	Trustee	Indefinite	Manager of Ochs & Associates, Inc.	13	None
Richard Wedemeyer*(1) Age: 71	Chairman of the Board and Trustee	Indefinite	Retired.	13	None
INTERESTED TRUSTEES
Ronald L. Baldwin*(2) Age: 51	Trustee	Indefinite	Retired. From 1980 to 2005, Director INTRUST Financial Services, Inc. Director of INTRUST Brokerage, Inc., and Chief Operating Officer and President of INTRUST Bank, N.A.	13	None
John J. Pileggi* Age: 49	Trustee	Indefinite	Managing Partner of American Independence Financial Services, LLC since 2004. Formerly President and Chief Executive Officer, Mercantile Capital Advisors Inc. (2002-2004). Formerly, President and Chief Executive Officer, PLUSFunds.com (2000-2002). Formerly, President and Chief Executive Officer of ING Mutual Fund Management Co. LLC (1998-2000).	13	None
OFFICERS
Eric Rubin* Age: 42	President	7/2005- Present
President, American Independence Financial Services, LLC (2/05-Present). Formerly Senior Vice President Mercantile Capital Advisers (4/03-4/04). Formerly Senior Vice President DST International (01/02-04/03). Formerly President EMR Financial Services (06/00-02/01). Formerly Senior Vice President ING Funds 06/98-12/99).

				N/A	N/A
John J. Pileggi* Age: 49	Treasurer	12/2008 – Present
Managing Partner of American Independence Financial Services, LLC since 2004. Formerly President and Chief Executive Officer, Mercantile Capital Advisors Inc. (2002-2004).  Formerly, President and Chief Executive Officer, PLUSFunds.com (2000-2002). Formerly, President and Chief Executive Officer of ING Mutual Fund Management Co. LLC (1998-2000).

				N/A	N/A
Peter W. Wilson 800 Third Avenue, 11th floor New York, NY 10022 Age: 30	Chief Compliance Officer	10/2007 – Present	Director of Alaric Compliance Services, LLC 2007 to Present; Attorney, U.S. Army JAG Corps - 2003 to 2007.	N/A	N/A
Theresa Donovan* Age: 58	Secretary	7/2005 – Present
Senior Director Compliance and Administration American
Independence Financial Services, LLC (05/05-Present). Formerly Senior Corporate Paralegal, Paul, Weiss, Rifkind, Wharton & Garrison, LLP (04/98-05/05).
				N/A	N/A

* Each Trustee and Officer may be contacted by writing to the Trustee or Officer, c/o American Independence Financial Services, LLC, 335 Madison Avenue, Mezzanine, New York, NY 10017.
(1) Each Trustee and Officer has served from the inception of the Funds.
(2) Messrs. Carter, Kice, Mileusnic, Baldwin and Pileggi have served as Trustees to the Predecessor Funds advised by Intrust Financial Services, Inc. since November, 1996.
(3) Mr. Ochs has served as a Trustee to the Predecessor Funds advised by Intrust Financial Services, Inc. since August 2000.

Investment Adviser and Administrator:
American Independence Financial Services, LLC
335 Madison Avenue, Mezzanine
New York, NY 10017

Custodian:
BNY Mellon Asset Servicing
One Boston Place, 11th Floor
AIM 024-0112
Boston, MA  02108

Transfer Agent:
Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, MA 02171

Distributor:
Foreside Distribution Services, L.P.
Ground Floor
Two Portland Square
Portland, ME 04101

FOR ADDITIONAL INFORMATION, CALL: 1-866-410-2006

This material must be preceded or accompanied by a current prospectus.

AIF AR 022009

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Mr. George Mileusnic, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Grant Thornton LLP served as the Trust’s independent registered public accounting firm for 2007 and 2008.

(a)
AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, Grant Thornton LLP, for the audit of the Registrant’s annual financial statements for 2008 were $24,891 with respect to the AI International Bond Fund, a series of the Registrant filed in this Form N-CSR (for the other series in the Registrant, the 2008 audit fees were $170,000 as filed in the N-CSR on 1/9/2009, submission #0001324443-09-000003.  For the fiscal year ended December 31, 2007, the predecessor to the AI International Bond Fund paid fees for such tax services in the amount of $59,214.

(b)	AUDIT RELATED FEES: No such fees were billed to the Registrant by Grant Thornton LLP for 2008 and 2007.
(c)
TAX FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by Grant Thornton LLP for the preparation of Form 1120-RIC, Form 8613, Form CT-3, Form CT-3M/4M, Form NYC 3L, review of excise tax distribution calculations, IRS diversification testing and preparation of estimated tax reporting factors for 2008 were $6,700 with respect to the AI International Bond Fund, a series of the Registrant filed in this Form N-CSR (for the other series in the Registrant, the 2008 tax fees were $80,400 as filed in the N-CSR on 1/9/2009, submission #0001324443-09-000003.  For the fiscal year ended December 31, 2007, the predecessor to the AI International Bond Fund paid fees for such tax services in the amount of $38,500.

(d)	ALL OTHER FEES: There were no such other fees billed to the Registrant by Grant Thornton LLP for 2007 and 2006.
(e)
(1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant’s Audit Committee shall have, among other things, the following specific duties and responsibilities (1) to pre-approve all audit services to be provided to the Trust by the Trust’s independent auditors and (2) to pre-approve all permitted non-audit services, including tax services, to be provided to the Trust by the independent auditors. The Audit Committee may delegate to one or more members the authority to grant such pre-approvals. The actions taken by such member or members shall be reported to the full Audit Committee.

(2) Not applicable.
(f)	Not applicable.
(g)
There were no non-audit services fees billed by the Registrant’s accountant to the Registrant other than those described above. There were no non-audit services fees billed by the Registrant’s accountant to the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant over the past two years.

(h)	Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The Schedule of Investments has been provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics in Item 2 is attached hereto as an Exhibit.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Independence Funds Trust

By (Signature and Title)	/s/ Eric M. Rubin
Eric M. Rubin, President

Date	March 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric M. Rubin
Eric M. Rubin, President

Date	March 9, 2009

By (Signature and Title)	/s/ John J. Pileggi
John J. Pileggi, Treasurer

Date	March 9, 2009